Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) ¥ in Thousands, $ in Thousands	Common Stock [Member] CNY (¥) shares		Receivables from Stockholder [Member] CNY (¥)	Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserve [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2024	¥ 1		¥ (1)	¥ 195,236	¥ 51,762	¥ 3,777	¥ 762,292		¥ 1,013,067
Balance, shares at Dec. 31, 2024 | shares	120,020,962
Issuance of ordinary shares		[1]		4,371					4,371
Issuance of ordinary shares, shares | shares	722,022
Issuance of shares for exercise of options		[1]		1,670					1,670
Issuance of shares for exercise of options, shares | shares	291,096
Vesting of employee restricted share units		[1]
Vesting of employee restricted share units, shares | shares	139,774
Share-based compensation expense				4,183					4,183
Appropriation to statutory reserves					183		(183)
Net income/(loss)							4,255		4,255
Foreign currency translation adjustment						(857)			(857)
Balance at Jun. 30, 2025	¥ 1		(1)	205,460	51,945	2,920	766,364		1,026,689
Balance, shares at Jun. 30, 2025 | shares	121,173,854
Balance at Dec. 31, 2025	¥ 1		(1)	211,276	51,968	(1,246)	714,554		976,552
Balance, shares at Dec. 31, 2025 | shares	121,423,854
Vesting of employee restricted share units		[1]
Vesting of employee restricted share units, shares | shares	816,002
Share-based compensation expense				5,591					5,591
Net income/(loss)							(148,914)	$ (21,946)	(148,914)
Foreign currency translation adjustment						(4,268)		(629)	(4,268)
Independent directors’ share awards		[1]
Independent directors share awards, shares | shares	141,732
Balance at Jun. 30, 2026	¥ 1		¥ (1)	¥ 216,867	¥ 51,968	¥ (5,514)	¥ 565,640	$ 122,174	¥ 828,961
Balance, shares at Jun. 30, 2026 | shares	122,381,588

[1]	Represents amount less than RMB 1,000.